INCOME TAXES (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Current taxes:
Current taxes | ₪			₪ 11,671	₪ 10,069	₪ 3,918
Taxes in respect of prior years | ₪				160	141
Total Current taxes | ₪			11,671	10,229	4,059
Deferred taxes | ₪			2,064	(2,379)	1,851
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 13,735	₪ 7,850	₪ 5,910
US Dollars [Member]
Current taxes:
Current taxes | $		$ 3,378
Taxes in respect of prior years | $
Total Current taxes | $		3,378
Deferred taxes | $	[1]	597
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 3,975

[1]	Convenience Translation into US Dollars.